Note 39 - Current and Non-Current Liabilities (actual & previous) (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Amounts recovered or settled within one year [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	€ 602,392	€ 604,227
Central bank funds purchased and securities sold under repurchase agreements	2,215	517
Securities loaned	3	13
Financial liabilities at fair value through profit or loss	356,973	384,020
Other short-term borrowings	9,620	5,122
Other liabilities	107,337	107,343
Provisions	2,448	2,449
Liabilities for current tax	369	240
Long-term debt	30,942	46,622
Trust preferred securities	289	500
Total liabilities before deferred tax liabilities	1,112,588	1,151,052
Amounts recovered or settled after one year [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	23,095	24,956
Central bank funds purchased and securities sold under repurchase agreements	823	56
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	9,521	4,118
Other short-term borrowings	0	0
Other liabilities	5,681	6,305
Provisions	0	0
Liabilities for current tax	262	148
Long-term debt	88,448	84,903
Trust preferred securities	0	0
Total liabilities before deferred tax liabilities	127,830	120,486
Total [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	625,486	629,183
Central bank funds purchased and securities sold under repurchase agreements	3,038	573
Securities loaned	3	13
Financial liabilities at fair value through profit or loss	366,494	388,138
Other short-term borrowings	9,620	5,122
Other liabilities	113,018	113,648
Provisions	2,448	2,449
Liabilities for current tax	631	388
Long-term debt	119,390	131,525
Trust preferred securities	289	500
Total liabilities before deferred tax liabilities	1,240,418	1,271,538
Deferred tax liabilities	517	538
Total liabilities	€ 1,240,935	€ 1,272,076